Share-Based Compensation - Significant Weighted Average Assumptions Relating to Valuation of Options and Escrowed Stock Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividend yield
Volatility rate	38.49%	45.00%
Risk-free interest rate	1.41%	2.50%
Expected option life (years)	7 years 6 months	7 years 6 months